Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Jul. 05, 2013
Document And Entity Information
Entity Registrant Name	ENTOURAGE MINING LTD.
Entity Central Index Key	0001239672
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		13,742,223
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012